Financial items - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Foreign currency exchange gains/(losses) derivative financial instruments	$ 104	$ 586	$ (1,476)
Other foreign currency exchange gains/(losses)	(239)	(420)	2,327
Net foreign currency exchange gains/(losses)	(135)	166	852
Dividends received	139	149	218
Interest income financial investments, including cash and cash equivalents	776	1,217	1,468
Interest income non-current financial receivables	56	33	31
Interest income other current financial assets and other financial items	203	551	732
Interest income and other financial income	1,175	1,951	2,449
Gains/(losses) financial investments	(112)	(522)	123
Gains/(losses) other derivative financial instruments	245	46	351
Interest expense bonds and bank loans and net interest on related derivatives	(1,223)	(1,211)	(1,263)
Interest expense lease liabilities	(120)	(131)	(132)
Capitalised borrowing costs	798	662	468
Accretion expense asset retirement obligations	(605)	(525)	(538)
Interest expense current financial liabilities and other financial expense	(287)	(377)	(195)
Interest expenses and other financial expenses	(1,436)	(1,582)	(1,660)
Net financial items	$ (265)	$ 58	$ 2,114